Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company of New Jersey 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com

October 16, 2023

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 333-229277)

Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 9; and (ii) that the text of Post-Effective Amendment No. 9 was filed electronically on September 28, 2023 (Accession No. 0000741313-23-000243).

/s/ Christopher J. Madin	October 16, 2023

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company of New Jersey	Date

via EDGAR